Subsequent Events	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12: SUBSEQUENT EVENTS

In preparing these condensed consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Such events or transactions are described below as of the date these condensed consolidated financial statements were issued.

The following subsequent events occurred after January 31, 2025, and prior to the filing of this Quarterly Report on Form 10-Q.

Amendment to Articles of Incorporation

On April 8, 2025, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Florida. The amendment authorizes the Company’s Board of Directors, by one or more resolutions and without shareholder approval (except as may be required by applicable law), to classify or reclassify any unissued shares of preferred stock into one or more classes or series and, with respect to each such class or series, to fix or alter the number of shares constituting such class or series and to establish or modify the designations, preferences, limitations, and relative rights thereof. Such rights may include, without limitation, dividend rights and rates, conversion rights, voting rights, terms and conditions of redemption (including sinking fund provisions, if any), and liquidation preferences, to the fullest extent permitted by the Florida Business Corporation Act. A copy of the Certificate of Amendment is filed as an exhibit to this Quarterly Report and is incorporated herein by reference.

Issuance of Promissory Notes — Unaffiliated Parties

On February 3, 2025, the Company issued a promissory note in the principal amount of $100,000 to Sean Kelly, an accredited investor. The note bears simple interest at a rate of 9.75% per annum and matures 24 months from the date of issuance. As additional consideration for the loan, Gregory T. Delory, the Company’s Chief Executive Officer and Chairman of the Board, agreed to transfer 10,000 shares of the Company’s common stock to Mr. Kelly. The shares are restricted securities, subject to applicable holding periods and a minimum six-month lock-up period following any listing of the Company’s common stock on the NYSE or Nasdaq. Mr. Kelly has agreed to execute a lock-up agreement in connection with the share transfer. The noteholder is an unaffiliated third party.

Issuance of Promissory Notes — Related Parties

On February 3, 2025, the Company issued a promissory note in the principal amount of $185,000 to Paul S. Turin, the Company’s Chief Engineer and a member of the Board of Directors. The note bears interest at a rate of 9.75% per annum and matures on the third anniversary of the issuance date.

On February 14, 2025, the Company issued a promissory note in the principal amount of $200,000 to Gregory T. Delory, the Company’s Chief Executive Officer, President, and Chairman. The note bears interest at a rate of 9.75% per annum and matures on the third anniversary of the issuance date.

On April 16, 2025, the Company issued an unsecured promissory note in the principal amount of $150,000 to Indicia Capital, LLC. The note bears interest at a rate of 9.75% per annum and matures on the earlier of (i) 180 days from the date of issuance or (ii) the date the Company receives at least $1,000,000 in new financing. In connection with the issuance of the note, Mr. Delory transferred 15,000 shares of the Company’s common stock to Indicia Capital as additional consideration. James Byrd, who serves as a co-manager and holds a 50% membership interest in Indicia Capital, is deemed a promoter of the Company by virtue of having founded the Company in October 2022. Accordingly, the transaction is considered a related party transaction.

Amendments to Outstanding Promissory Notes

On April 25, 2025, the Company entered into amendments with the holders of three outstanding promissory notes to extend their maturity dates. The amended notes are as follows:

•        A $50,000 promissory note issued to M. David Shapiro, an accredited investor, on March 18, 2024. The note was previously amended on October 31, 2024 to remove the conversion feature and to extend the maturity date.

•        A $150,000 promissory note issued to Scott Nealey, an accredited investor, on March 12, 2024, originally scheduled to mature on March 12, 2025.

•        A $50,000 promissory note issued to James Byrd, a promoter of the Company, on March 18, 2024. The note was previously amended on October 31, 2024, to remove the conversion feature and extend the maturity date.

As a result of the foregoing amendments, the maturity date for each of these notes has been extended such that all principal and accrued interest will become due and payable upon the earlier of (i) the Company’s listing on a national securities exchange (NYSE or Nasdaq) or (ii) June 30, 2025. All other material terms of the notes, including interest rates and payment provisions, remain unchanged.

The promissory notes and related amendments described above have been filed or incorporated by reference as exhibits to this Quarterly Report on Form 10-Q, and are incorporated by reference herein.

S-1 Effectiveness

On March 14, 2025, the Securities and Exchange Commission (the “SEC”) declared effective the Company’s registration statement on Form S-1 (File No. 333-284062), as amended (the “Registration Statement”), in connection with a proposed firm commitment underwritten public offering (the “Offering”) of 3,333,334 units (the “Units”), with each Unit consisting of one share of common stock and a five-year warrant to purchase one share of common stock at an exercise price equal to 125% of the public offering price per Unit. The proposed public offering price per Unit is between $4.00 and $5.00. As of the date of this quarterly report, the Company has not priced the Units, and the Offering has not been consummated.

The Company has also received approval from the NYSE American LLC (“NYSE American”) to list its common stock and the Warrants under the symbols “HLEO” and “HLEO WS,” respectively, subject to the pricing of the Units and the closing of the Offering.

NOTE 11: SUBSEQUENT EVENTS

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. No such events or transactions exist as of the date these consolidated financial statements were issued.